CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (687,839)	$ (2,311,208)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities-
Depreciation and amortization	648,704	742,860
Amortization of debt issuance costs included in interest expense	4,050	5,400
Deferred taxes	0	206,000
Stock-based compensation	141,000	230,500
Unrealized loss (gain) on marketable securities	(128,822)	93,458
Realized investment gain	(380,764)	(143,340)
Loss on equity method investment	304,439	415,085
Impairment of restaurant and right-to-use assets	215,000	371,872
Gain on sale of assets	(242,231)	(250,000)
Impairment of related party investment and water bottle inventory	520,718	0
Loss on disposal of assets	0	90,087
Non-cash operating lease expense	37,989	21,096
Changes in operating assets and liabilities, net of acquisitions-
Receivables	14,953	(40,722)
Restaurant inventory	42,160	(6,270)
Prepaid expenses and other current assets	95,489	(70,375)
Other asset	16,372	0
Accounts payable	(366,833)	40,985
Accrued expenses	50,511	(108,933)
Net cash provided by (used in) operating activities	284,876	(713,505)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of net assets of Schnitzel Haus	0	(943,000)
Proceeds from the sale of assets	550,231	250,000
Purchase of property and equipment	(172,925)	(494,064)
Loans to a related company	(290,636)	(120,000)
Purchase of secured note due from related company	359,221	0
Purchase of marketable securities	(4,851,623)	(2,296,923)
Repayment of loans to related company	360,000	0
Proceeds from the sale of marketable securities	4,084,631	1,419,310
Purchase of water bottle inventory	(380,861)	0
Net cash used in investing activities	(1,060,404)	(2,184,677)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of broker margin loan	0	(115,899)
Principal payment on long-term debt	(189,270)	(182,156)
Payment of deferred transaction costs	(140,450)	(10,000)
Purchase of treasury shares	0	(142,794)
Net cash used in financing activities	(329,720)	(450,849)
CHANGE IN CASH AND CASH EQUIVALENTS	(1,105,248)	(3,349,031)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1,951,415	5,300,446
CASH AND CASH EQUIVALENTS, END OF PERIOD	846,167	1,951,415
SUPPLEMENTAL DISCLOSURES
Cash paid for interest	77,571	93,696
Acquisition of water bottle inventory through related party loan foreclosure	409,857	0
Purchase of property and equipment is included in accounts payable.	$ 0	$ 15,109